CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	[1]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 5,565	€ 5,052	[2]
Cost of sales	(3,652)	(2,919)	[2]
Gross profit	1,913	2,133	[2]
Selling expenses	(1,676)	(1,736)	[2]
Administrative expenses	(1,439)	(1,232)	[2]
Research and development expenses	(1,705)	(1,597)	[2]
Other operating expenses	(13)	(358)	[2]
Other operating income	978	402	[2]
Operating loss	(1,942)	(2,388)	[2]
Finance expense	(917)	(268)	[2]
Finance income	59	946	[2]
Financial result	(858)	678	[2]
Loss before income taxes	(2,800)	(1,710)	[2]
Income taxes	12	(6)	[2]
Net loss	(2,788)	(1,716)	[3]
Other comprehensive income	(294)	(79)	[2]
Total comprehensive loss	(3,082)	(1,795)	[2]
Loss attributable to:
Owners of the Company	(2,784)	(1,710)	[2]
Non-controlling interests	(4)	(6)	[2]
Net loss	(2,788)	(1,716)	[3]
Total comprehensive loss attributable to:
Owners of the Company	(3,078)	(1,789)	[2]
Non-controlling interests	(4)	(6)	[2]
Total comprehensive loss	€ (3,082)	€ (1,795)	[2]
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	3,720,000	[2]
Loss per share - basic/ diluted (in EUR per share)	€ (0.58)	€ (0.46)	[2]

[1]	Certain comparative figures for the 3-month period ended March 31, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.
[2]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.
[3]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.